DERIVATIVES (Fair Value of Derivative Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 9,165	$ 6,058	$ 35,511
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)			$ 46,127
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accounts Receivable [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 19,330	$ 3,508